Operating Leases - Minimum lease payments under non-cancellable operating leases (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Lease by minimum lease payments payable under noncancellable operating leases
Lease expenditure	€ 1,813,000	€ 2,103,000	€ 1,849,000
Future aggregate minimum lease payments under non-cancellable operating leases	2,466,000	4,919,000	7,283,000
Less than 1 year
Operating Lease by minimum lease payments payable under noncancellable operating leases
Future aggregate minimum lease payments under non-cancellable operating leases	1,233,000	1,607,000	1,775,000
Between 1 and 5 years
Operating Lease by minimum lease payments payable under noncancellable operating leases
Future aggregate minimum lease payments under non-cancellable operating leases	€ 1,233,000	€ 3,312,000	€ 5,508,000